SHARE-BASED COMPENSATION - Share compensation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
SHARE-BASED COMPENSATION
Share based compensation expense	$ 6,308	¥ 43,916	¥ 59,538	¥ 47,129
Cost of Revenues
SHARE-BASED COMPENSATION
Share based compensation expense	271	1,884	2,668	(277)
Selling and Marketing Expense
SHARE-BASED COMPENSATION
Share based compensation expense	51	354	2,139	(681)
General and Administrative Expense
SHARE-BASED COMPENSATION
Share based compensation expense	5,817	40,501	53,346	47,945
Research and Development Expense
SHARE-BASED COMPENSATION
Share based compensation expense	$ 169	¥ 1,177	¥ 1,385	¥ 142